Consolidated Statements of Operations and Comprehensive Loss - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 5,525.5	$ 4,196.2
Expenses
Cost of sales	4,997.9	4,006.1
Selling, general and administrative expenses	591.9	508.4
Interest and other finance costs	434.1	597.6
Deferred purchase consideration	0.0	2.0
Loss on sale of property and equipment	1.9	4.6
Loss (gain) on foreign exchange	16.2	(37.3)
Mark-to-market loss on Purchase Contracts	349.6	449.2
Impairment and other charges	0.0	21.4
Gain on divestiture	(153.3)	0.0
Total expenses by nature	6,238.3	5,552.0
Loss before income taxes	(712.8)	(1,355.8)
Current income tax expense	23.9	1.3
Deferred tax recovery	(129.9)	(254.7)
Income tax recovery	(106.0)	(253.4)
Net loss	(606.8)	(1,102.4)
Items that may be subsequently reclassified to net loss
Currency translation adjustment	(9.1)	(227.5)
Reclassification to net loss of fair value movements on cash flow hedges, net of tax	(4.4)	(13.1)
Fair value movements on cash flow hedges, net of tax	1.3	1.8
Other comprehensive loss	(12.2)	(238.8)
Total comprehensive loss	$ (619.0)	$ (1,341.2)
Loss per share
Basic (in dollars per share)	$ (1.83)	$ (3.10)
Diluted (in dollars per share)	$ (1.83)	$ (3.10)